Taxes (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxes [Abstract]
Net income before income tax	$ 20,613,875	$ 13,769,662	$ 7,790,526
Statutory rate	37.00%	40.00%	40.00%
Income tax at statutory rate	$ 7,627,134	$ 5,507,865	$ 3,116,210
ETR reconciliation items:
Foreign currency translation and exchange difference	751,210	(186,787)	(234,316)
Effect Leon well (Ecopetrol America Inc.)	281,912	0	0
Effect in changes in tax rates and tax base	172,352	186,588	807,989
Non–deductible expenses	56,061	211,042	486,300
Non–deductible wealth tax	0	85,872	229,375
Prior years' current and deferred tax	(63,744)	218,947	140,630
Non–taxable income	(78,303)	(47,509)	(3,142)
Impairment of long–term assets	(128,461)	(175,750)	0
Effect of tax reform	(359,676)	0	0
Income tax expenses	8,258,485	5,800,268	4,543,046
Current	7,539,093	5,108,549	4,376,706
Deferred	783,136	472,772	25,710
Income tax	$ 8,258,485	$ 5,800,268	$ 4,543,046